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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   March 30, 2001
                                                --------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
      ---------------------------------------------------------------------------------
6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

March 30, 2001

    Item 1                 Item 2        Item 3        Item 4      Item 5           Item 6            Item 7          Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        Fair      Principal  Investment Direction:   Manager Voting Authority-Shares
Name of Issuer             Class        Cusip           Market      or #     Sole  Shared/  Shared/          Sole    Shared    None
                                                        Value     of Shares         Aff      Oth


Aber Diamond Corp          common        002893-10-5     193,200     16,300          X                 1                16,300
Agnico Eagle Mines, Ltd.   common        008474-10-8     165,990     15,500          X                 1                15,500
Air Canada                 CL A NVTG     008911-30-7      89,747     12,128          X                 1                12,128
Alliance Atlantis          common        01853E-20-4     101,775      5,900          X                 1                 5,900
Alliance Forst. Prod.      common        01859J-10-8     147,600      9,000          X                 1                 9,000
Ampex Corp.                common        032092-10-8      57,787    186,411   X                        0     186411
Ballard Power Systems      common        05858H-10-4   1,865,889     26,100          X                 1                26,100
Bank of Montreal           common        06367-11-01   5,117,850     66,900          X                 1                66,900
BCE, Inc.                  common        05534B-10-9   6,310,100    154,470          X                 1               154,470
Bell Canada Intl.          common        077914-10-9     145,485      6,100          X                 1                 6,100
Bema Gold Corp.            common        08135F-10-7      20,608     44,300          X                 1                44,300
Bid.Com                    common        088788-10-4      18,120     15,100          X                 1                15,100
Biomira, Inc.              common        09161R-10-6     144,832     14,600          X                 1                14,600
Brookfield PPTYS           common        112900-10-5     587,380     20,209          X                 1                20,209
Budget Group, Inc.         common        119003-10-1   2,385,436  1,310,679   X                        0    1310679
Call-Net Enterprises       Cl B NV       130910-20-1      12,815     15,077          X                 1                15,077
Cameco Corp.               common        13321L-10-8     480,850     16,300          X                 1                16,300
Canadian 88 Energy         common        13566G-50-9     121,085     39,700          X                 1                39,700
Canadian Pacific LTD       common        135923-10-0   2,062,509     49,699          X                 1                49,699
CGI Group Inc.             common        39945C-10-9     245,700     37,800          X                 1                37,800
Celestica, Inc.            Sub VTG       15101Q-10-8   2,089,800     25,800          X                 1                25,800
Chieftan Interl, Inc.      common        16867C-10-1     165,360      4,800          X                 1                 4,800
Cinar Corp.                Sub VTG       171905-30-0      52,785      5,100          X                 1                 5,100
Cinram, Ltd.               common        17252T-10-5      36,900     16,400          X                 1                16,400
Coastal Corp               common        190441-10-5      62,835        710   X                        0        710
Cognicase Inc.             common        192423-10-1      52,000      5,000          X                 1                 5,000
Coinstar Inc.              common        19259P-30-0     361,800      35000   X                        0      35000
Cominco                    common        200435-10-5     314,760     12,700          X                 1                12,700
Concord Comm.              common        206186-10-8     453,802     55,477   X                        0     55,477
Corel Corp.                common        21868Q-10-9      54,531     21,600          X                 1                21,600
Cott                       common        22163N-10-6      37,128     11,900          X                 1                11,900
Counsel Corp.              common        22226R-10-2      16,218      5,300          X                 1                 5,300
Cytex                      common        232946-10-3      65,125      1,042   X                        0      1,042
Delta & Pine Land          common        247357-10-6  28,973,141  1,202,205   X                        0  1,202,205
Descartes Systems          common        249906-10-8     320,850     13,800          X                 1                13,800
Devon Energy Corp          common        25179M103     9,006,275    154,747   X                        0    154,747
Dia Met Minerals           Cl B ML VTG   25243K-30-7     100,050      4,600          X                 1                 4,600
Dorel Industries           common        25822C-20-5     158,700      6,900          X                 1                 6,900
Echo Bay Mines             common        278751-10-2      55,328     41,600          X                 1                41,600
Enbridge Inc.              common        29250N-10-5   2,737,800     67,600          X                 1                67,600
Encal Energy Ltd           common        29250D10-7      271,425     23,100          X                 1                23,100
Evergreen Resources        common        299900-30-8  75,861,039  2,006,375   X                        0  2,006,375
Extendicare Inc.           common        30224T-87-1      72,900     18,000          X                 1                18,000
Fahnestock Viner Hld       common        302921-10-1     126,000      3,500          X                 1                 3,500
Federated Dept Stores      common        31410H-10-1   1,476,978      35547   X                        0     35,547
Federated Dept Stores      warrants cl d 31410H-12-7      81,890       8620   X                        0      8,620
Four Seasons Hotels        sub vtg shs   35100E10-4      533,798      6,706          X                 1                 6,706
Fusion Medical Tech        common        000361-28-1     50840.4      21701          X                 2                 13036
Glamis Gold, Ltd.          common        376775-10-2      49,059     20,700          X                 1                20,700
Golden State Vintners      common        38121K-20-8   5,104,886    658,695   X                        0    658,695
Guidant Corp.              common        401698-10-5      19,127      2,468   X                        0      2,468
Hollinger                  common        43556c-60-6      48,450      3,400          X                 1                 3,400
Hummingbird Commun         common        44544R-10-1     240,500      5,400          X                 1                 5,400
IMAX Corp.                 common        45245E-10-9      34,510      5,800          X                 1                 5,800
Informix Corp.             common        456779-10-7       76614      25538          X                 2                 25538
Intertape Plymr Grp        common        460919-10-3     128,775      8,300          X                 1                 8,300
Intrawest Corp.            common        460915-20-0     368,940     12,900          X                 1                12,900
IPSCO Inc.                 common        462622-10-1     209,935     12,100          X                 1                12,100
K-Swiss, Inc               common        482686-10-2   5,124,000    200,000   X                        0    200,000
Kinross Gold Corp          common        496902-10-7      76,734     88,200   X      X                0/1   121,737     39,100
LTV Corp                   common        501921-10-0       9,924     62,413   X                        0     62,413
Eli Lilly & Co.            common        532457-10-8     130,660      1,404   X                        0      1,404
LodgeNet Entertainment     common        540211-10-9   1,169,600     80,000   X                        0     80,000
MDC Corporation            common        55267W-30-9      56,250      5,000          X                 1                 5,000
MacKenzie Financial        common        554531-10-3     841,771     28,700          X                 1                28,700
Mail.com                   common        530311-10-2        8208      11400          X                 2                 12370
Meridian Gold Inc.         common        589975-10-1     234,330     21,900          X                 1                21,900
Methanex                   common        59151K-10-8     356,215     37,300          X                 1                37,300
Moore Corp, LTD            common        615785-10-2     161,559     26,100          X                 1                26,100
Nabors Industries, Inc.    common        629568-10-6  36,287,948    699,999   X                        0    699,999
Nambian                    common        629913-10-4      49,335     14,300          X                 1                10,900
Ocean Energy, Inc.         common        674812-20-1  21,301,350  1,225,977   X                        0  1,225,977
Open Text Corp.            common        683715-10-6     270,600      6,000          X                 1                 6,000
Pan American Silver        common        697900-10-8       4,992     10,400          X                 1                10,400
Penny J. C.                common        708160-10-6     102,801      9,453   X                        0      9,453
Petromet Res LTD           common        716731-104-1    126,225     15,300          X                 1                15,300
Premdor Inc.               common        74046P-10-5      51,000      6,800          X                 1                 6,800
PSC, Inc.                  common        69361E-10-7     316,875    422,500   X                        0    422,500
QLT Phototherapeut         common        746927-10-2     903,142     20,200          X                 1                20,200
Quebecor Printing          common        748203-10-6     530,160     14,100          X                 1                14,100
R&B Falcon Corp.           common        74912E-10-1  37,286,496  1,621,152   X                        0  1,621,152
Research In Motion         common        760975-10-2     890,900     17,400          X                 1                17,400
Rogers Comm.               common        775109-20-0     502,425     23,100          X                 1                23,100
Royal Bank CDA             common        780087-10-2   6,563,685    140,100          X                 1               140,100
Royal Group Tech           common        779915-10-7     525,819     21,900          X                 1                21,900
Shaw Corp.                 CL B NVT      82028K-20-0     921,960     30,732          X                 1                30,732
Sierra Wireless            common        826516-10-6     194,400      4,800          X                 1      4,600      4,600
Steinway Musical Inst.     common        858495-10-4  25,391,447  1,543,553   X                        0  1,543,553
Suiza Foods Corp.          common        865077-10-1  82,870,900  1,723,246   X                        0  1,723,246
Tangram Enterprise         common        875924-10-2         385        770   X                        0        770
Telesystem Intl.           Sub. VTG      879946-10-1     139,515     22,100          X                 1                22,100
Tesco Corp.                common        88157K-10-1      87,600      4,800          X                 1                 4,800
TLC Laser Eye              common        87255E-10-8     138,040     11,600          X                 1                11,600
TransCanada Pipelines      common        893526-10-3     318,410     17,000          X                 1                17,000
TVX Gold, Inc.             common        83708K-10-1      13,348      5,680          X                 1                 5,680
TVX Gold, Inc.             common        87308K-20-0      12,643      5,000          X                 1                 5,000
Vasogen                    common        92232F-10-3      92,400     13,200          X                 1                12,600
Walker Interactive Systems common        931664-10-6     169,217     43,669   X                        0     43,669
Westaim Corp               common        956909-10-5     203,875     23,200          X                 1                22,300
Westcoast Energy Inc.      common        95751D-10-2   1,371,600     38,100          X                 1                38,100
Zi Corporation             common        988918-10-8     113,775     11,100          X                 1                10,800

TOTALS                                               382,959,642 15,453,551
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